Promissory Note	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Promissory Note
Promissory Note

Note 7 – Promissory Note

On June 7, 2023, the Company entered into a promissory note agreement for the amount of $120,000, in terms of twelve (12) months and interest rate of 5% per annum. The Company received $120,000 from the lender on July 3, 2023. During the nine months ended September 30, 2024, and 2023, the Company recognized $750 and $0 interest.

During the nine months ended September 30, 2024, the Company settled the promissory note with principal amount of $120,000 and accrued interest of $3,767 into 1,050,000 shares of common stock. The fair market value of the common shares converted was $902,790 at the issuance date, as a result, the Company recognized a loss on debt settled by common stock of $779,024.

Note 9 – Promissory Note

On June 7, 2023, the Company entered into a promissory note agreement for the amount of $120,000, in terms of twelve (12) months and interest rate of 5% per annum. During the year ended December 31, 2023, the Company recognized $3,017 interest. As of December 31, 2023, the Company owed principal of $120,000 and accrued interest of $3,017.